Note 25 - Accumulated Other Comprehensive Income (Loss) - Changes for Unrealized Gains and Losses Securities Available for Sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning Balance	$ 90,322,663	$ 93,387,733	$ 95,456,622
Ending Balance	95,692,395	90,322,663	93,387,733
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Beginning Balance	(6,491,949)	(5,022,140)	(4,434,351)
Other Comprehensive Income Before Reclassification	(1,606,573)	(401,514)	(333,542)
Amounts Reclassified from Accumulated Other Comprehensive Income	(91,568)		(254,247)
TCJ Act		(1,068,295)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	(1,698,141)	(1,469,809)	(587,789)
Ending Balance	$ (8,190,090)	$ (6,491,949)	$ (5,022,140)